Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 Related Party Transactions

Effective September 1, 2011, the Company issued a $1,000,000 line of credit to a related party, which has common ownership with the Company. The line of credit was issued in order for the Company to obtain a higher interest rate on excess cash. The balance due on the line of credit as of March 31, 2014 and June 30, 2013 was zero and $163,829, respectively, plus accrued interest of zero and $3,341, respectively. The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at March 31, 2014) plus 5%. The interest rate at March 31, 2014 was 8.25%. The line of credit matured on August 31, 2012 and the Company has no further obligations to fund the credit line. A late charge of 5% of the outstanding balance was charged on the line of credit on December 31, 2012. The line of credit is secured by one million shares of the related party’s common stock. As of March 31, 2014, the Company wrote off the entire balance due from the related party of $163,829 for the receivable balance and $13,553 for the accrued interest balance.

During the three and nine months ended March 31, 2014, the Company incurred consulting expenses of $172,530 and $334,205, respectively and professional expenses of none and $51,000, respectively, for services performed by related parties of the Company and included in the statements of operations. As of March 31, 2014 and June 30, 2013, $1,122,839 and $807,001, respectively, of related party expenses are recorded in accounts payable and accrued expense – related party.

During the three and nine months ended March 31, 2013, the Company incurred consulting expenses of $266,164 and $445,389, respectively, and professional expenses of $25,500 and $109,500, respectively, for services performed by related parties of the Company and included in the statements of operations.

As of March 31, 2014 and June 30, 2013, the due from related party was zero and $183,346 for expenses paid on behalf of related parties. As of March 31, 2014, $164,398 of the due from related party balance is amounts due from a company owned by a Director of the Company on a non-interest bearing basis. On January 31, 2014, the Board of Directors ratified the amount lent to the Company owned by the Director with a repayment term of six months. On March 31, 2014, the Company wrote off the entire balance due from the related party.

Note 6 Related Party Transactions

Effective September 1, 2011, the Company issued a $1,000,000 line of credit to a related party, which has common ownership with the Company. The line of credit was issued in order for the Company to obtain a higher interest rate on excess cash. The balance due on the line of credit as of June 30, 2013 and 2012 was $163,829 and $832,454, respectively, plus accrued interest of $3,341 and $31,547, respectively. The Company was obligated to fund the unused amount under the line of credit through maturity of the line of credit. The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%. The interest rate at June 30, 2013 was 8.25%. The line of credit is for a period of one year and matured on August 31, 2012. A late charge of 5% of the outstanding balance was charged on the line of credit on December 31, 2012. The line of credit is secured by one million shares of the related party’s common stock. As of June 30, 2013, there was no allowance for note loss recorded on the receivable.

During the year ended June 30, 2013, the Company incurred consulting expenses of $598,995 and professional expenses of $135,000, for services performed by related parties of the Company and included in the statements of operations. As of June 30, 2013, $807,001 of related party expenses are recorded in accounts payable and accrued expenses – related party.

During the six month period ended June 30, 2012, the Company incurred consulting expenses of $55,000 for services performed by related parties of the Company and included in the statements of operations. During the six month period ended June 30, 2012, the Executive Chairman released the Company from its obligation to pay its consulting obligations in the amount of $117,500. Accordingly, accrued expenses and consulting fees were reduced. During the six month period ended June 30, 2012, the Company also incurred $35,000 of financing fees with a related party which are recorded in deferred financing costs in other current assets on the accompanying balance sheets and are amortized over the life of the associated debt.

During the year ended December 31, 2011, the Company incurred consulting expenses of $155,000 for services performed by related parties of the Company and is included in the statements of operations. As of December 31, 2011, $145,200 of related party expenses are recorded in accrued expenses. The Company also incurred $75,000 of financing fees with a related party which are recorded as deferred financing costs in other current assets on the accompanying balance sheets and are amortized over the life of the associated debt.

As of June 30, 2013, the due from related party was $183,346 for expenses paid on behalf of related parties.